Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of June 30, 2024	As of December 31, 2023

Accounts receivable	$110,405	$100,967
Less: Allowance for credit losses	(3,135)	(3,269)
Total	$107,270	$97,698

Schedule of Movement of Allowance for Credit Losses	Movement of allowance for credit losses:
	For the Six Months Ended June 30, 2024	Year Ended December 31, 2023

Beginning balance	$3,269	$3,115
(Recovery) provision for credit losses	(107)	608
Written-off	(7)	(401)
Exchange rate effect	(20)	(53)
Ending balance	$3,135	$3,269